Securities at fair value through profit or loss (FVPL)	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value Through Profit Or Loss And Designated At Fair Value Through Profit Or Loss - Securities [Abstract]
Securities at fair value through profit or loss (FVPL)	Securities at fair value through profit or loss (FVPL)
The accounting policy on financial assets and liabilities is presented in Note 2c IV.

	12/31/2025			12/31/2024
	Gross book value	Fair value adjustment	Fair value	Gross book value	Fair value adjustment	Fair value
Government securities	402,880	(6)	402,874	372,751	(5,201)	367,550
Brazil	396,394	64	396,458	366,857	(5,161)	361,696
Latin America	6,085	(70)	6,015	4,404	(23)	4,381
Abroad	401	-	401	1,490	(17)	1,473
Corporate securities	147,915	(2,540)	145,375	133,587	(4,295)	129,292
Rural product note	634	2	636	972	(31)	941
Bank deposit certificates	1,108	-	1,108	450	-	450
Real estate receivables certificates	2,134	(88)	2,046	1,754	(100)	1,654
Debentures	100,376	(2,470)	97,906	91,544	(4,402)	87,142
Eurobonds and other	3,093	5	3,098	2,017	(26)	1,991
Financial bills	37,341	4	37,345	33,062	9	33,071
Promissory and commercial notes	1,177	(3)	1,174	1,214	2	1,216
Other	2,052	10	2,062	2,574	253	2,827
Shares	24,824	351	25,175	27,860	(1,980)	25,880
Investment funds	39,940	(95)	39,845	37,642	(539)	37,103
Total	615,559	(2,290)	613,269	571,840	(12,015)	559,825
Government securities (Designated at FVPL)	15,471	34	15,505	313	5	318
Fair value	631,030	(2,256)	628,774	572,153	(12,010)	560,143
The securities pledged as Guarantee of funding transactions with financial institutions and customers and post-employment benefits (Note 26b), are: a) Government securities - Brazil R$ 86,481 (R$ 108,595 at 12/31/2024), b) Government securities - Latin America R$ 313 (R$ 2,539 at 12/31/2024), c) Government securities - Abroad R$ 0 (R$ 0 at 12/31/2024) and d) Corporate securities R$ 139 (R$ 11,775 at 12/31/2024), totaling R$ 86,933 (R$ 122,909 at 12/31/2024).

Securities at FVPL, by maturity:

	12/31/2025		12/31/2024
	Gross book value	Fair value	Gross book value	Fair value
Current	150,736	150,847	135,385	133,168
Non-stated maturity	52,476	52,718	48,007	45,488
Up to one year	98,260	98,129	87,378	87,680
Non-current	480,294	477,927	436,768	426,975
From one to five years	356,739	356,539	337,439	332,313
From five to ten years	94,449	93,757	64,604	62,659
After ten years	29,106	27,631	34,725	32,003
Total	631,030	628,774	572,153	560,143
Financial assets at fair value through profit or loss - Securities include assets with a fair value of R$ 335,480 (R$ 287,919 at 12/31/2024) that belong to investment funds which are wholly owned by Itaú Vida e Previdência S.A. The return on those assets (positive or negative) is fully transferred to customers of our PGBL and VGBL private pension plans whose premiums (net of fees) are used by our subsidiary to purchase quotas of those investment funds.